SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

32. SUBSEQUENT EVENTS

On January 16, 2020, the Company entered into definitive agreements with Boche to divest its salvage car related business in exchange for a total cash consideration of RMB330 million, of which RMB165 million was received in January 2020. The transaction with Boche was closed in January 2020.

On March 24, 2020, the Company entered into definitive agreements with 58.com to sell its 2B online used car auction business in exchange for a total cash consideration of US$105 million, of which US$75 million was received in April 2020. The transaction with 58.com was closed in April 2020.

Previously on July 12, 2019 and September 30, 2019, the Company entered into a binding term sheet and definitive agreements with Golden Pacer relating to the divestiture of its 2C intra-regional business and loan facilitation related service, respectively. On April 23, 2020, the Company entered into supplemental agreements with Golden Pacer to modify and supplement certain terms and conditions in connection with the divestiture. Pursuant to the series of agreements, the Company has divested its entire 2C intra-regional business to Golden Pacer and ceased to provide loan facilitation related guarantee starting from the fourth quarter of 2019. In exchange, upon Golden Pacer's achievement of certain profitability-related performance targets for both years of 2020 and 2021, the Company is entitled to purchase certain amount of preferred shares of Golden Pacer in 2020 and 2021, representing up to an aggregate of 18.4% of Golden Pacer’s outstanding shares (assuming no further issue of new shares) on a fully diluted and as-converted basis for US$0.00001 per share. In addition, the Company will be entitled to receive 85% of net cash inflow generated by the divested and transferred assets and liabilities from Golden Pacer in relation to the historically-facilitated loans for XW Bank. The transaction contemplated under the definitive and supplemental agreements was closed upon the signing of the supplemental agreements.

COVID-19 Pandemic

Since early 2020, the epidemic of Coronavirus Disease 2019 (the “COVID-19 pandemic”) has spread across China and other countries, and has adversely affected businesses and economic activities in the first quarter of 2020 and beyond. In response to that, the Company has assessed that the COVID-19 pandemic has the following related impacts on the Company’s business and operations:

i.

The outbreak of COVID-19 has severely affected the used car industry with disruptions impacting the industry’s infrastructure and supply chains since January 2020. Throughout February and early March 2020, the majority of local used car markets and dealerships in China were closed and unable to resume operations. Logistics and delivery of used cars were also impacted by the closure of roads and highways in many regions across China. Title transfers were also hindered as local vehicle registration and management bureaus either remained closed or had yet to resume full operations. All of these measures created considerable barriers to used car purchase and fulfillment, therefore it has disrupted the Company's business and operations during the first quarter of 2020 and may continue to weigh on the Company’s operation results throughout the second quarter of 2020.

ii.

In addition, borrowers’ abilities or willingness to repay their auto loans have been adversely affected by general economic downturns. Thus, additional provisions for both credit losses and additional guarantee liabilities are warranted  in the first quarter of 2020, as the Company expects a higher delinquency ratio and a lower collection ratio for the historically-facilitated loans that were not divested. Up to the date of this report, the Company is still assessing the aforementioned additional provisions in accordance with the new accounting standard ASU 2016-13, Financial Instruments—Credit Losses (Topic 326) for credit loss effective January 1, 2020. The Company is still evaluating these provisions, which are expected to be material.

Change in Fiscal Year End to Adapt to Seasonality

On April 26, 2020, the Board of directors approved to change the Company’s fiscal year end from December 31 to March 31 to ensure that the Company can allocate ample resources towards driving sales during peak season in the fourth quarter and focus on strategic planning for the new fiscal year during slow season in the first quarter.

The Company will file a transition report on the Form 20-F to cover the transition period from January 1, 2020 to March 31, 2020 in due course as required under the applicable regulations. The Company’s earnings release for the three months ended March 31, 2020 will be announced concurrently with the filing of the transition report on the Form 20-F.